Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Liabilities

Note 7 — Accrued Liabilities

Accrued liabilities consisted of the following:

(in thousands)	March 31, 2022	December 31, 2021
Accrued compensation	$4,916	$9,832
Accrued charitable contributions	400	400
Accrued medical claims	471	398
Other	255	479
Total accrued liabilities	$6,042	$11,109

Note 8 — Accrued Liabilities

Accrued liabilities consisted of the following:

	December 31,
(in thousands)	2021	2020
Accrued compensation	$9,832	$5,378
Accrued charitable contributions	400	400
Accrued medical claims	398	307
Other	479	225
Total accrued liabilities	$11,109	$6,310